Taxation - Summary of Reconciliation of Applicable Tax Charge Credit at Statutory Tax Rates to Taxation Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss)/income before taxation	$ (26,967)	$ 25,485	$ 35,621
Less: share of profit of joint ventures and associates	(1,783)	(3,604)	(4,106)
(Loss)/income before taxation and share of profit of joint ventures and associates	(28,750)	21,881	31,515
Applicable tax (credit)/charge at standard statutory tax rates	(8,330)	7,214	11,641
Adjustments in respect of prior periods	374	146	19
Tax effects of:
Derecognition/(recognition) of deferred tax assets	1,458	846	(381)
Expenses not deductible for tax purposes	1,239	1,493	1,176
Incentives for investment and development	(557)	(757)	(557)
Exchange rate differences	339	(34)	623
Disposals	(34)	(235)	(524)
Changes in tax rates and legislation	(16)	(67)	(157)
Income/(loss) not subject to tax at standard statutory rates	6	159	(286)
Other reconciling items	88	288	161
Total taxation (credit)/charge	$ (5,433)	$ 9,053	$ 11,715